Subsequent Events (Additional Information) (Details) - Common Stock [Member] $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Subsequent Event [Line Items]
Company repurchased, Value | $	$ 9,986
Company repurchased, Share | shares	692,922
Average Price | $ / shares	$ 14.41